Deposits	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
Deposits
Deposits

Deposits outstanding by type of account are summarized as follows:

	At December 31, 2015			At December 31, 2014
	Balance	Weighted Rate	Interest Rate Range	Balance	Weighted Rate	Interest Rate Range
Checking Accounts	$155,765,968	0.03%	0.00-0.20%	$143,422,150	0.03%	0.00-0.15%
Money Market Accounts	229,016,993	0.16%	0.10-0.17%	234,819,052	0.19%	0.10-0.20%
Statement Savings Accounts	31,191,828	0.10%	0.00-0.10%	28,622,933	0.10%	0.00-0.10%
Total	$415,974,789	0.11%	0.00-0.20%	$406,864,135	0.13%	0.00-0.20%

Certificate Accounts:
0.00 – 0.99%	$175,755,511			$185,458,344
1.00 – 1.99%	51,479,431			42,014,738
2.00 – 2.99%	8,886,814			25,605,349
3.00 – 3.99%	—			172,598
Total	$236,121,756	0.69%	0.04-2.52%	$253,251,029	0.79%	0.05-3.01%
Total Deposits	$652,096,545	0.32%	0.00-2.52%	$660,115,164	0.38%	0.00-3.01%

Included in the certificates above were $42.5 million and $38.8 million in brokered deposits at December 31, 2015 and 2014, respectively, with a weighted average interest rate of 0.94% and 1.14%, respectively. Of the $42.5 million in brokered deposits at December 31, 2015, $11.5 million mature within one year.

The aggregate amount of certificates of deposit with a minimum denomination of $100,000 was $132.0 million and $140.0 million at December 31, 2015 and 2014, respectively.

Certificate of deposits that met or exceeded the FDIC insurance limit of $250,000 were $71.3 million and $69.6 million at December 31, 2015 and 2014, respectively.

The amounts and scheduled maturities of all certificates of deposit are as follows:

	At December 31,
	2015	2014
Within 1 Year	$141,385,500	$142,490,027
After 1 Year, Within 2 Years	56,022,488	57,481,254
After 2 Years, Within 3 Years	23,139,815	22,273,310
After 3 Years, Within 4 Years	9,179,894	18,114,738
After 4 Years, Within 5 Years	6,394,059	12,891,700
	$236,121,756	$253,251,029

At December 31, 2015 and 2014, the Bank had $46,000 and $132,000, respectively, in overdrafts that were reclassified to loans.